SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
SEGMENT INFORMATION [Abstract]
Performance and Several Key Metrics
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the years ended March 31,
	2025	2024	2023
Brokerage and commission income	$4,363,672	$8,230,266	$2,080,535
Principal transactions and proprietary trading	105,483	(715,309)	—
Interest income	1,176,572	1,166,998	204,183
Software licensing (including subscription based) and related support services income	1,802,217	1,373,854	3,454,056
Total revenues	7,447,944	10,055,809	5,738,774
Commissions and brokerage fees	(246,259)	(401,843)	(77,045)
Software licensing (including subscription based) and related support outsourcing cost	(975,865)	(802,745)	(562,577)
Interest expenses	(289,943)	(158,441)	(18,041)
Research and development expenses	(427,672)	—	—
Other operating costs and expenses	(16,159,560)	(5,749,586)	(2,014,658)
Operating (loss) income	(10,651,355)	2,943,194	3,066,453
Other (loss) income, net	(1,162,722)	(6,706)	729,113
(Loss) income before income tax expense	(11,814,077)	2,936,488	3,795,566
Income tax expense	(153,428)	(439,934)	(714,861)
Net (loss) income	$(11,967,505)	$2,496,554	$3,080,705